                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6370


                 Van Kampen Pennsylvania Quality Municipal Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                     1221 Avenue of the Americas NY NY 10020
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Ronald Robison 1221 Avenue of the Americas New York, NY 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   10/31/03

Item 1. Report to Shareholders

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Pennsylvania Quality Municipal Trust performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of October 31, 2003.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. The trust is subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and, therefore, the value of the trust shares may be less than what you paid for them. Accordingly, you can lose money investing in this trust.

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

PENNSYLVANIA QUALITY MUNICIPAL TRUST
SYMBOL: VPQ
-------------------------------------------------------
AVERAGE ANNUAL                 BASED ON      BASED ON
TOTAL RETURNS                    NAV       MARKET PRICE

Since Inception (9/27/91)       7.97%         7.39%

10-Year                         6.16          5.87

5-Year                          6.48          4.72

1-Year                          6.69          3.80
-------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value (NAV) and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Pennsylvania Municipal Bond Index is a broad-based statistical composite of Pennsylvania municipal bonds. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Trust Report

FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 2003

Van Kampen Pennsylvania Quality Municipal Trust is managed by the adviser's Municipal Fixed Income team.(1) Current members include Dennis Pietrzak, Executive Director; Robert Wimmel, Vice President; and John Reynoldson, Executive Director.

MARKET CONDITIONS

The economic backdrop for the 12 months ended October 31 was largely characterized by the persistent weakness of the U.S. economy. One of the most closely watched economic indicators, employment strength, was in negative territory for much of the period. Repeated comments from government and private-sector economists suggesting that the U.S. economy might be entering a deflationary period also seemed to weigh heavily on the minds of investors over the course of the year. At the same time, ongoing budgetary and fiscal difficulties at the state and local level contributed to ratings downgrades for many municipal bonds. The Federal Reserve Board (the Fed) attempted to allay these fears and keep the economy moving in the right direction by cutting the Fed Funds target rate twice during the period to a level of 1.00 percent. Although the stock markets appeared to look past the sluggish economic data, bonds, in general, were hampered.

While yields on intermediate- and long-term bonds ended the period roughly where they began, the road between those two points was decidedly bumpy. The 12-month period can be divided into two distinct market environments. The first of these, which lasted from October 2002 to mid-June 2003, saw municipal yields fall by roughly 80 basis points to levels not seen since the late 1960s. These plummeting yields led to a surge in issuance as municipalities moved to lock in low financing and, in the case of older bonds, low refinancing costs. These record levels of supply met with substantial demand as investors in search of relative stability poured cash into municipal bond funds. Demand for municipal bonds was also strong from so-called "cross-over" buyers--investors who traditionally favor taxable investments, but were drawn to the relatively attractive yields of municipal bonds.

The municipal market reversed abruptly in mid-June, when yields began to climb from their lows. Investors during this phase shifted their attention to the advancing equity market, which reduced demand for municipal bonds. Interest from cross-over investors also evaporated as the relative attractiveness of the taxable market returned. Issuance remained strong throughout this leg of the period, though it abated somewhat in the last three months of the reporting year. These forces combined to drive municipal bond yields off of their historic lows, ending the period where they began.

(1)Team members may change without notice at any time.

Pennsylvania's market has historically seen a substantial portion of its issuance come from the public and higher-education sectors, and this trend continued throughout the reporting period. Lured by low interest rates, educational issuers moved to secure low financing costs by issuing new debt and refinancing older, higher-coupon bonds at lower rates. This activity kept the issuance pipeline full, though the small size of many of the deals continued to pose a challenge for Pennsylvania investors.

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ significantly. The trust outperformed its benchmark index, the Lehman Brothers Pennsylvania Municipal Bond Index, on an NAV basis, but underperformed on a market-price basis. (See table below.)

The trust's holdings of airport bonds benefited from strong price appreciation in the sector, which experienced its first solid gains since September 11, 2001. Our current strategy of avoiding housing bonds also helped the trust; the sector performed poorly amidst record levels of mortgage refinancing activity.

The trust uses leverage to enhance its dividend to common shareholders by borrowing money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short and longer-term rates. With short-term rates at historic lows during the period, the difference between short- and longer-term rates was relatively high. This made using leverage a particularly profitable approach during the period, and added to the trust's performance.

Our interest-rate strategy also added to performance. We maintained the portfolio's duration (a measure of interest-rate sensitivity) at a level greater than that of its benchmark. We also emphasized zero-coupon bonds, which are very sensitive to changes in interest rates. Both strategies delivered strong price appreciation during the bond market rally that lasted through mid-June.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 2003

------------------------------------------------------------------
      BASED ON     BASED ON     LEHMAN BROTHERS PENNSYLVANIA
        NAV      MARKET PRICE       MUNICIPAL BOND INDEX

       6.69%        3.80%                  5.31%
------------------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information.

Given the steepness of the yield curve for much of the period (steepness is a measure of the difference in yields between long- and short-maturity securities), we focused on a strategy designed to outperform in a flattening-curve environment. We purchased premium bonds in the 15- to 22-year range that were priced to 10-year call dates. These bonds offer attractive yields compared to bonds with similar interest-rate risk. We sold bonds in the 5- to 10-year range and sub-5 percent coupons on the long end of the curve, both areas of the curve that we feel will underperform if short rates rise. This curve flattening did not occur as early as we anticipated, however, and the strategy hampered performance when short rates fell in the first part of the period. However, when long-bond yields rose in the latter part of the period, our emphasis on defensive bonds in the 15- to 22-year range helped to preserve principal.

During the period, many municipalities in Pennsylvania faced budget shortfalls and potential credit downgrades. In this challenging environment, we emphasized the highest credit-quality tiers of the state's municipal bond market. As of October 31, 2003, approximately 64 percent of the trust's long-term investments were invested in bonds rated AAA, the highest credit quality available. We will continue with our disciplined investment approach, monitoring the market closely for compelling opportunities.

TOP 5 SECTORS AS OF 10/31/03                RATINGS ALLOCATION AS OF 10/31/03
General Purpose               19.1%         AAA/Aaa                        63.6%
Public Education              15.4          AA/Aa                          10.1
Higher Education              15.3          A/A                            14.2
Health Care                   10.6          BBB/Baa                         7.2
Water & Sewer                  8.4          Non-Rated                       4.9

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                         BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

October 31, 2003
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          MUNICIPAL BONDS  145.5%
          PENNSYLVANIA  136.7%
$2,000    Allegheny Cnty, PA Arpt Auth Pittsburgh Intl
          Arpt Rfdg (FGIC Insd)........................... 5.750%   01/01/18   $  2,113,300
 1,000    Allegheny Cnty, PA Higher Ed Bldg Carnegie
          Mellon Univ..................................... 5.125    03/01/32      1,014,420
 1,250    Allegheny Cnty, PA Higher Ed Bldg Carnegie
          Mellon Univ..................................... 5.250    03/01/32      1,278,612
 2,000    Allegheny Cnty, PA Port Auth Spl Rev Tran
          (Prerefunded @ 03/01/09) (MBIA Insd)............ 6.000    03/01/24      2,351,980
 1,300    Allegheny Cnty, PA Redev Auth Tax Increment Rev
          Robinson Mall Proj Ser A........................ 7.000    11/01/17      1,357,213
 1,460    Allegheny Cnty, PA Residential Mtg Single Family
          Ser KK-2 (GNMA Collateralized).................. 5.750    05/01/33      1,500,471
 3,000    Allegheny Cnty, PA San Auth Swr (MBIA Insd)..... 5.500    12/01/30      3,174,870
 2,575    Allegheny Cnty, PA San Auth Swr Rev Ser A (FGIC
          Insd)...........................................   *      12/01/08      2,238,962
 2,580    Allegheny Cnty, PA San Auth Swr Rev Ser A (FGIC
          Insd)...........................................   *      06/01/09      2,171,638
 1,645    Allegheny Cnty, PA San Auth Swr Rev Ser A (FGIC
          Insd)...........................................   *      12/01/09      1,360,168
 3,000    Berks Cnty, PA Muni Auth Hosp Rev Reading Hosp &
          Med Ctr Proj (Prerefunded @ 11/01/09) (FSA
          Insd)........................................... 6.000    11/01/29      3,597,000
   945    Carbon Cnty, PA Indl Dev Auth Panther Creek
          Partn Proj Rfdg (LOC: Paribas & Union Bk of CA
          Intl)........................................... 6.650    05/01/10      1,015,724
 1,000    Chartiers Valley, PA Indl & Coml Dev Auth First
          Mtg Rev Asbury Hlth Cent Rfdg................... 6.375    12/01/19        974,070
 1,000    Chartiers Valley, PA Indl & Coml Dev Auth First
          Mtg Rev Asbury Hlth Cent Rfdg................... 6.375    12/01/24        955,910
 1,220    Chichester Sch Dist PA Ser B (FGIC Insd)........   *      03/01/05      1,200,114
 1,220    Chichester Sch Dist PA Ser B (FGIC Insd)........   *      09/01/05      1,188,390
 1,220    Chichester Sch Dist PA Ser B (FGIC Insd)........   *      03/01/06      1,170,614
 1,020    Chichester Sch Dist PA Ser B (FGIC Insd)........   *      09/01/06        967,062
 1,220    Chichester Sch Dist PA Ser B (FGIC Insd)........   *      03/01/07      1,132,953
 1,220    Chichester Sch Dist PA Ser B (FGIC Insd)........   *      09/01/07      1,115,910
 1,190    Chichester Sch Dist PA Ser B (FGIC Insd)........   *      03/01/08      1,059,754
 1,205    Chichester Sch Dist PA Ser B (FGIC Insd)........   *      09/01/08      1,055,472
 1,220    Chichester Sch Dist PA Ser B (FGIC Insd)........   *      09/01/09      1,018,419

 6                                             See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

October 31, 2003

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          PENNSYLVANIA (CONTINUED)
$1,500    Crawford Cnty, PA Hosp Auth Sr Living Fac Rev
          Westbury Utd Methodist Cmnty.................... 6.250%   08/15/29   $  1,440,015
 2,000    Delaware Cnty, PA Auth College Cabrini College
          (Radian Insd)................................... 5.750    07/01/23      2,098,700
 2,295    Delaware Cnty, PA Auth College Neumann College
          Rfdg............................................ 5.875    10/01/21      2,337,733
 1,000    Delaware Cnty, PA Auth First Mtg Rev Riddle Vlg
          Proj Rfdg....................................... 6.875    06/01/16      1,011,540
 1,000    Delaware Cnty, PA Auth Rev White Horse Vlg Proj
          Ser A Rfdg...................................... 7.625    07/01/30      1,041,200
 1,750    Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac
          (FGIC Insd)..................................... 6.000    06/01/29      1,919,680
 2,500    Delaware Cnty, PA Indl Dev Auth Wtr Fac
          Philadelphia Suburban Wtr (AMBAC Insd).......... 5.350    10/01/31      2,557,350
 2,500    Delaware Vly, PA Regl Fin Auth.................. 5.750    07/01/17      2,861,750
 2,000    Downingtown, PA Area Sch Dist (FSA Insd)........ 5.250    04/01/15      2,184,480
 3,760    Falls Twp, PA Hosp Auth Hosp Rev DE Vly Med Rfdg
          (FHA Gtd)....................................... 7.000    08/01/22      3,997,820
 1,000    Harveys Lake Genl Muni Auth PA College Rev
          College Misericordia Proj (ACA Insd)............ 6.000    05/01/19      1,052,080
 2,925    Hempfield, PA Area Sch Dist (FGIC Insd)......... 5.375    02/15/17      3,179,299
 2,595    Hempfield, PA Area Sch Dist (FGIC Insd)......... 5.375    02/15/19      2,788,535
 1,000    Kennett, PA Cons Sch Dist Ser A (FGIC Insd)..... 5.250    02/15/19      1,072,450
 1,440    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj Ser A..................... 6.000    12/15/23      1,256,299
 2,000    Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint
          Lukes Bethlehem................................. 5.375    08/15/33      1,933,560
 2,310    Luzerne Cnty, PA Ser A (MBIA Insd).............. 5.250    11/15/17      2,507,482
 4,000    Luzerne Cnty, PA Ser A (MBIA Insd).............. 5.250    11/15/25      4,155,920
 3,000    Lycoming Cnty, PA Auth College Rev PA College of
          Technology (AMBAC Insd)......................... 5.350    07/01/26      3,116,730
 2,500    Mercer Cnty, PA Indl Dev Auth Wtr Fac
          Philadelphia Suburban Corp (MBIA Insd).......... 6.000    07/01/30      2,672,925
 1,000    Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med
          Ctr............................................. 6.000    01/01/43      1,002,010
 2,000    Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp
          Rev Abington Mem Hosp Ser A..................... 5.125    06/01/32      1,927,300
 1,000    Montgomery Cnty, PA Indl Dev Auth Rev Res Rec
          Montenay Proj Ser A (MBIA Insd)................. 5.250    11/01/14      1,112,720
 2,345    Moon Indl Dev Auth PA Ed Fac Rev Ellis Sch
          Proj............................................ 5.800    03/01/25      2,399,638
   915    Northampton Cnty, PA Indl Dev Auth Rev First Mtg
          Kirkland Vlg Rfdg............................... 5.625    12/15/19        825,604
 1,000    Pennsylvania Econ Dev Fin Auth Res Recovery Rev
          Colver Proj Ser D............................... 7.150    12/01/18      1,036,350

See Notes to Financial Statements                                              7

YOUR TRUST'S INVESTMENTS

October 31, 2003

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          PENNSYLVANIA (CONTINUED)
$2,500    Pennsylvania Hsg Fin Agy Single Family Mtg Rev
          Ser 70A......................................... 5.900%   04/01/31   $  2,594,200
   540    Pennsylvania Hsg Fin Agy Single Family Mtg Ser
          42.............................................. 6.850    04/01/25        554,429
 2,000    Pennsylvania Hsg Fin Agy Single Family Mtg Ser
          61A............................................. 5.500    04/01/29      2,040,320
 2,500    Pennsylvania Hsg Fin Agy Single Family Mtg Ser
          66A............................................. 5.650    04/01/29      2,548,025
 1,570    Pennsylvania Hsg Fin Agy Single Family Mtg Ser
          67A............................................. 5.900    10/01/30      1,625,562
 3,000    Pennsylvania St Higher Ed Fac Auth Rev Drexel
          Univ............................................ 5.500    05/01/16      3,255,840
 1,500    Pennsylvania St Higher Ed Fac Auth Rev Drexel
          Univ............................................ 6.000    05/01/24      1,593,915
 1,750    Pennsylvania St Higher Ed Fac Auth Rev Drexel
          Univ............................................ 6.000    05/01/29      1,863,943
 2,000    Pennsylvania St Higher Ed Fac Auth Rev La Salle
          Univ............................................ 5.500    05/01/34      2,004,540
 1,000    Pennsylvania St Higher Ed Fac Messiah College
          Ser AA3 (Radian Insd)........................... 5.500    11/01/22      1,057,120
 1,770    Pennsylvania St Higher Ed Fac Rev Thomas
          Jefferson Univ.................................. 5.375    01/01/25      1,839,986
 3,600    Pennsylvania St Higher Ed UPMC Hlth Sys Ser A
          (FSA Insd)...................................... 5.000    08/01/29      3,628,476
 3,000    Pennsylvania St Higher Ed UPMC Hlth Sys Ser A... 6.000    01/15/31      3,122,820
 1,000    Pennsylvania St Higher Ed Widener Univ.......... 5.375    07/15/29        991,650
 1,750    Pennsylvania St Tpk Commn Tpk Rev Ser R (AMBAC
          Insd)........................................... 5.000    12/01/26      1,772,750
 4,505    Pennsylvania St Tpk Commn Tpk Rev Ser T Rfdg
          (FGIC Insd)..................................... 5.500    12/01/13      5,160,478
 1,390    Pennsylvania St Univ Rfdg....................... 5.250    08/15/14      1,557,148
 1,500    Philadelphia, PA (FSA Insd)..................... 5.250    09/15/25      1,546,575
 5,000    Philadelphia, PA Auth for Indl Ser B (FSA
          Insd)........................................... 5.500    10/01/17      5,482,100
 2,000    Philadelphia, PA Auth for Indl Ser B (FSA
          Insd)........................................... 5.125    10/01/26      2,030,520
 1,000    Philadelphia, PA Auth Indl Dev Amern College of
          Physicians...................................... 5.500    06/15/27      1,032,840
 2,250    Philadelphia, PA Auth Indl Dev Philadelphia Arpt
          Sys Proj Ser A (FGIC Insd)...................... 5.125    07/01/19      2,300,400
 3,250    Philadelphia, PA Gas Wks Rev Second Ser (FSA
          Insd)........................................... 5.250    07/01/29      3,337,035
 1,000    Philadelphia, PA Hosp & Higher Ed Fac Auth Rev
          Chestnut Hill College........................... 6.000    10/01/29        973,680
 4,675    Philadelphia, PA Redev Auth Rev Neighborhood
          Trans A (FGIC Insd)............................. 5.250    04/15/12      5,223,191

 8                                             See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

October 31, 2003

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          PENNSYLVANIA (CONTINUED)
$1,905    Philadelphia, PA Redev Auth Rev Neighborhood
          Trans A (FGIC Insd)............................. 5.500%   04/15/16   $  2,104,663
 1,250    Philadelphia, PA Sch Dist Ser A (FSA Insd)...... 5.750    02/01/13      1,413,100
 3,000    Philadelphia, PA Wtr & Wastewtr Rev Rfdg (MBIA
          Insd)........................................... 5.625    06/15/08      3,410,100
 4,000    Pittsburgh & Allegheny Cnty, PA Pub Auditorium
          Auth Regl Asset Dist Sales Tax (AMBAC Insd)..... 5.000    02/01/24      4,044,200
 2,500    Pittsburgh, PA Ser A (AMBAC Insd)............... 5.500    09/01/17      2,698,100
 3,000    Pittsburgh, PA Ser A (Prerefunded @ 09/01/09)
          (FGIC Insd)..................................... 5.750    09/01/22      3,468,750
 1,000    Pittsburgh, PA Urban Redev Auth Cent Triangle
          Tax Increment Ser A............................. 6.100    05/01/19      1,073,920
 6,000    Scranton, PA Sch Dist Nt Rfdg (MBIA Insd)....... 5.000    04/01/31      6,042,240
 1,000    Southcentral, PA Gen Auth Rev Wellspan Hlth
          Oblig (MBIA Insd)............................... 5.375    05/15/28      1,044,720
 1,000    State Pub Sch Bldg Auth Conneaut Sch Dist Proj
          (FGIC Insd)..................................... 5.250    11/01/22      1,056,150
 2,000    State Pub Sch Bldg Auth PA Philadelphia Sch Dist
          Proj (FSA Insd)................................. 5.000    06/01/33      2,014,300
 2,545    Susquehanna Area Regl Arpt Auth Ser A (AMBAC
          Insd)........................................... 5.500    01/01/18      2,697,955
 1,000    Susquehanna Area Regl Arpt Auth Ser A (AMBAC
          Insd)........................................... 5.000    01/01/28        997,150
 1,500    Susquehanna Area Regl Arpt Auth Ser D........... 5.375    01/01/18      1,468,605
 1,500    Washington Cnty, PA Auth Rev Cap Fdg Cap Proj &
          Equip Pgm (AMBAC Insd).......................... 6.150    12/01/29      1,743,225
 2,500    Washington Cnty, PA Ser A (AMBAC Insd).......... 5.125    09/01/27      2,550,925
 1,000    West Shore, PA Area Hosp Auth Holy Spirit Hosp
          Proj............................................ 6.250    01/01/32      1,022,000
 1,230    Wilson, PA Sch Dist Second Ser (FSA Insd)....... 5.375    05/15/15      1,354,562
 1,240    York Cnty, PA Sch Technology Auth Lease Rev
          (FGIC Insd)..................................... 5.375    02/15/18      1,344,569
                                                                               ------------
                                                                                189,188,973
                                                                               ------------
          PUERTO RICO  7.6%
10,535    Puerto Rico Comwlth Cap Apprec Pub Imp..........   *      07/01/04     10,457,568
                                                                               ------------

See Notes to Financial Statements                                              9

YOUR TRUST'S INVESTMENTS

October 31, 2003

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          U. S. VIRGIN ISLANDS  1.2%
$1,500    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
          Ln Nt Ser A..................................... 6.500%   10/01/24   $  1,651,410
                                                                               ------------

TOTAL INVESTMENTS  145.5%
  (Cost $188,827,408).......................................................    201,297,951
OTHER ASSETS IN EXCESS OF LIABILITIES  1.5%.................................      2,116,017
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (47.0%).................    (65,003,455)
                                                                               ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..............................   $138,410,513
                                                                               ============

*   Zero coupon bond

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

Radian--Radian Asset Assurance

 10                                            See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
October 31, 2003

ASSETS:
Total Investments (Cost $188,827,408).......................  $201,297,951
Receivables:
  Interest..................................................     2,581,040
  Investments Sold..........................................        15,000
Other.......................................................         3,805
                                                              ------------
Total Assets................................................   203,897,796
                                                              ------------
LIABILITIES:
Payables:
  Investment Advisory Fee...................................       103,398
  Income Distributions--Common Shares.......................        61,196
  Custodian Bank............................................        47,226
  Administrative Fee........................................         8,616
  Affiliates................................................         7,178
Trustees' Deferred Compensation and Retirement Plans........       176,264
Accrued Expenses............................................        79,950
                                                              ------------
    Total Liabilities.......................................       483,828
Preferred Shares (including accrued distributions)..........    65,003,455
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $138,410,513
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($138,410,513 divided by
  8,264,411 shares outstanding).............................  $      16.75
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 8,264,411 shares issued and
  outstanding)..............................................  $     82,644
Paid in Surplus.............................................   122,527,815
Net Unrealized Appreciation.................................    12,470,543
Accumulated Net Realized Gain...............................     2,452,979
Accumulated Undistributed Net Investment Income.............       876,532
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $138,410,513
                                                              ------------
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 2,600 issued with liquidation preference of
  $25,000 per share)........................................  $ 65,000,000
                                                              ------------
NET ASSETS INCLUDING PREFERRED SHARES.......................  $203,410,513
                                                              ============

See Notes to Financial Statements                                             11

Statement of Operations
For the Year Ended October 31, 2003

INVESTMENT INCOME:
Interest....................................................  $10,739,072
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,227,598
Preferred Share Maintenance.................................      177,405
Administrative Fee..........................................      102,300
Trustees' Fees and Related Expenses.........................       49,896
Legal.......................................................       29,434
Custody.....................................................       12,732
Other.......................................................      182,727
                                                              -----------
    Total Expenses..........................................    1,782,092
    Less Credits Earned on Cash Balances....................          132
                                                              -----------
    Net Expenses............................................    1,781,960
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 8,957,112
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 2,442,791
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   14,381,185
  End of the Period.........................................   12,470,543
                                                              -----------
Net Unrealized Depreciation During the Period...............   (1,910,642)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $   532,149
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $  (742,141)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 8,747,120
                                                              ===========

 12                                            See Notes to Financial Statements

Statements of Changes in Net Assets

                                                             YEAR ENDED          YEAR ENDED
                                                          OCTOBER 31, 2003    OCTOBER 31, 2002
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $  8,957,112        $  9,290,277
Net Realized Gain.......................................       2,442,791           1,358,864
Net Unrealized Appreciation/Depreciation During the
  Period................................................      (1,910,642)            480,838
Distributions to Preferred Shareholders:
  Net Investment Income.................................        (624,382)           (818,497)
  Net Realized Gain.....................................        (117,759)           (232,345)
                                                            ------------        ------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................       8,747,120          10,079,137

Distributions to Common Shareholders:
  Net Investment Income.................................      (8,444,038)         (8,384,559)
  Net Realized Gain.....................................      (1,248,168)         (1,018,223)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................        (945,086)            676,355

FROM CAPITAL TRANSACTIONS:
Value of Common Shares Issued Through Dividend
  Reinvestment..........................................          64,757             263,841
                                                            ------------        ------------
TOTAL INCREASE/DECREASE IN NET ASSETS APPLICABLE TO
  COMMON SHARES.........................................        (880,329)            940,196
NET ASSETS APPLICABLE TO COMMON SHARES:
  Beginning of the Period...............................     139,290,842         138,350,646
                                                            ------------        ------------
  End of the Period (Including accumulated undistributed
    net investment income of $876,532 and $1,009,221,
    respectively).......................................    $138,410,513        $139,290,842
                                                            ============        ============

See Notes to Financial Statements                                             13

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.


                                                                      YEAR ENDED OCTOBER 31,
                                                              ------------------------------
                                                              ------------------------------
                                                               2003      2002 (a)     2001
                                                              ------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................  $ 16.86    $ 16.78     $ 16.12
                                                              -------    -------     -------
  Net Investment Income.....................................     1.09       1.13        1.20
  Net Realized and Unrealized Gain/Loss.....................      .06        .22         .87
  Common Share Equivalent of Distributions Paid to Preferred
    Shareholders:
    Net Investment Income...................................     (.08)      (.10)       (.22)
    Net Realized Gain.......................................     (.01)      (.03)       (.07)
                                                              -------    -------     -------
Total from Investment Operations............................     1.06       1.22        1.78
Distributions Paid to Common Shareholders:
  Net Investment Income.....................................    (1.02)     (1.02)       (.91)
  Net Realized Gain.........................................     (.15)      (.12)       (.21)
                                                              -------    -------     -------
NET ASSET VALUE, END OF THE PERIOD..........................  $ 16.75    $ 16.86     $ 16.78
                                                              =======    =======     =======

Common Share Market Price at End of the Period..............  $ 15.90    $ 16.45     $ 15.67
Total Return (b)............................................    3.80%     12.54%      18.33%
Net Assets Applicable to Common Shares at End of the Period
  (In millions).............................................  $ 138.4    $ 139.3     $ 138.4
Ratio of Expenses to Average Net Assets Applicable to Common
  Shares (c)................................................    1.28%      1.37%       1.58%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (c)...........................    6.42%      6.81%       7.35%
Portfolio Turnover..........................................      17%        29%         20%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including Preferred
  Shares (c)................................................     .87%       .93%       1.07%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (d)...........................    5.97%      6.21%       5.99%

SENIOR SECURITIES:
Total Preferred Shares Outstanding..........................    2,600      2,600       2,600
Asset Coverage Per Preferred Share (e)......................  $78,236    $78,575     $78,212
Involuntary Liquidating Preference Per Preferred Share......  $25,000    $25,000     $25,000
Average Market Value Per Preferred Share....................  $25,000    $25,000     $25,000

*  Non-Annualized

(a)As required, effective October 1, 2001, the Trust has adopted the provisions of the AIPCA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .04%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b)Total return based on market price assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

                         TWO MONTHS
                            ENDED                     YEAR ENDED AUGUST 31,
----------------------   OCTOBER 31,   ----------------------------------------------------
     2000       1999        1998         1998       1997       1996       1995       1994
-------------------------------------------------------------------------------------------
    $ 16.07   $  17.32    $  17.31     $  17.06   $  16.55   $  16.71   $  16.43   $  17.99
    -------   --------    --------     --------   --------   --------   --------   --------
       1.26       1.27         .21         1.30       1.30       1.30       1.33       1.34
        .11      (1.15)        .02          .28        .59       (.06)       .35      (1.55)
       (.32)      (.25)       (.05)        (.28)      (.28)      (.30)      (.31)      (.21)
        -0-       (.02)        -0-         (.01)      (.01)       -0-        -0-       (.01)
    -------   --------    --------     --------   --------   --------   --------   --------
       1.05       (.15)        .18         1.29       1.60        .94       1.37       (.43)
      (1.00)     (1.02)       (.17)       (1.02)     (1.06)     (1.09)     (1.09)     (1.09)
        -0-       (.08)        -0-         (.02)      (.03)      (.01)       -0-       (.04)
    -------   --------    --------     --------   --------   --------   --------   --------
    $ 16.12   $  16.07    $  17.32     $  17.31   $  17.06   $  16.55   $  16.71   $  16.43
    =======   ========    ========     ========   ========   ========   ========   ========

    $ 14.25   $14.9375    $ 17.875     $  18.00   $ 16.613   $ 17.125   $  16.25   $ 16.125
      2.09%    -10.76%       0.28%*      13.71%      4.72%     12.52%      8.02%     -2.22%
    $ 132.9   $  132.5    $  142.1     $  141.8   $  139.1   $  134.5   $  135.3   $  132.7
      1.69%      1.65%       1.67%        1.62%      1.66%      1.67%      1.73%      1.64%
      7.92%      7.52%       7.23%        7.54%      7.73%      7.74%      8.32%      7.79%
        29%        15%          4%*          4%         6%        13%        15%         1%

      1.13%      1.12%       1.15%        1.15%      1.12%      1.13%      1.15%      1.12%
      5.91%      6.03%       5.63%        5.89%      6.08%      5.99%      6.37%      6.54%

      2,600      2,600       1,300        1,300      1,300      1,300      1,300      1,300
    $76,124   $ 75,956    $159,304     $159,069   $156,987   $153,449   $154,045   $152,065
    $25,000   $ 25,000    $ 50,000     $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
    $25,000   $ 25,000    $ 50,000     $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements                                             15

NOTES TO
FINANCIAL STATEMENTS

October 31, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Pennsylvania Quality Municipal Trust (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income exempt from federal and Pennsylvania income taxes and, where possible under local law, local income and personal property taxes, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of Pennsylvania municipal obligations rated investment grade at the time of investment, but may invest up to 20% of its assets in unrated securities which are believed to be of comparable quality to those rated investment grade. The Trust commenced investment operations on September 27, 1991.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. As of October 31, 2003, the Trust had no when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

NOTES TO
FINANCIAL STATEMENTS

October 31, 2003

    At October 31, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $188,622,925
                                                              ============
Gross tax unrealized appreciation...........................  $ 13,091,432
Gross tax unrealized depreciation...........................      (416,406)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 12,675,026
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the years ended October 31, 2003 and 2002 was as follows:

                                                                 2003          2002
Distributions paid from:
  Ordinary income...........................................  $  134,602    $  295,892
  Long-term capital gain....................................   1,255,342       954,120
                                                              ----------    ----------
                                                              $1,389,944    $1,250,012
                                                              ==========    ==========

    As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $  126,300
Undistributed long-term capital gain........................   2,346,625

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting for the 2003 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent difference of $21,381 relating to book to tax accretion differences was reclassified from accumulated undistributed net investment income to accumulated net realized gain.

F. EXPENSE REDUCTIONS During the year ended October 31, 2003, the Trust's custody fee was reduced by $132 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Trust for

NOTES TO
FINANCIAL STATEMENTS

October 31, 2003

an annual fee payable monthly of .60% of the average daily net assets of the Trust. In addition, the Trust will pay a monthly administrative fee to Van Kampen Investments Inc. or its affiliates (collectively "Van Kampen"), the Trust's Administrator, at an annual rate of .05% of the average daily net assets of the Trust. The administrative services provided by the Administrator include record keeping and reporting responsibilities with respect to the Trust's portfolio and preferred shares and providing certain services to shareholders.

    For the year ended October 31, 2003, the Trust recognized expenses of approximately $14,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the year ended October 31, 2003, the Trust recognized expenses of approximately $32,900 representing Van Kampen's cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At October 31, 2003, and October 31, 2002, paid in surplus related to common shares aggregated $122,527,815 and $122,463,097, respectively.

    Transactions in common shares were as follows:

                                                             YEAR ENDED          YEAR ENDED
                                                          OCTOBER 31, 2003    OCTOBER 31, 2002
  Beginning Shares......................................     8,260,543           8,244,720
  Shares Issued Through Dividend Reinvestment...........         3,868              15,823
                                                             ---------           ---------
  Ending Shares.........................................     8,264,411           8,260,543
                                                             =========           =========

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $34,514,982 and $36,240,612, respectively.

5. PREFERRED SHARES

The Trust has outstanding 2,600 Auction Preferred Shares ("APS"). Dividends are cumulative and the rate is currently reset through an auction process every 28 days. The rate in effect on

NOTES TO
FINANCIAL STATEMENTS

October 31, 2003

October 31, 2003, was 0.970% and for the year ended October 31, 2003 the rates ranged from 0.700% to 2.000%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests, and the APS are subject to mandatory redemption if the tests are not met.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Van Kampen Pennsylvania Quality Municipal Trust:

We have audited the accompanying statement of assets and liabilities of Van Kampen Pennsylvania Quality Municipal Trust (the "Trust"), including the portfolio of investments, as of October 31, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Trust's financial highlights for the periods ended prior to October 31, 2000, were audited by other auditors whose report, dated December 13, 1999, expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the Trust's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Pennsylvania Quality Municipal Trust as of October 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
December 8, 2003

DIVIDEND REINVESTMENT PLAN

    The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which Common Shareholders may elect to have dividends and capital gains distributions reinvested in Common Shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common Shareholders may join or withdraw from the Plan at any time.

    If you decide to participate in the Plan, State Street Bank and Trust Company, as your Plan Agent, will automatically invest your dividends and capital gains distributions in Common Shares of the Trust for your account.

HOW TO PARTICIPATE

    If you wish to participate and your shares are held in your own name, call 1-800-341-2929 for more information and a Plan brochure. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it would participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

HOW THE PLAN WORKS

    Participants in the Plan will receive the equivalent in Common Shares valued on the valuation date, generally at the lower of market price or net asset value, except as specified below. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the national securities exchange or market system on which the Common Shares are listed for trading, the next preceding trading day. If the market price per Common Share on the valuation date equals or exceeds net asset value per Common Share on that date, the Trust will issue new Common Shares to participants valued at the higher of net asset value or 95% of the market price on the valuation date. In the foregoing situation, the Trust will not issue Common Shares under the Plan below net asset value. If net asset value per Common Share on the valuation date exceeds the market price per Common Share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the Common Shareholders only in cash, participants in the Plan will be deemed to have elected to receive Common Shares from the Trust valued at the market price on that date. Accordingly, in this circumstance, the Plan Agent will, as agent for the participants, buy the Trust's Common Shares in the open market for the participants' accounts on or shortly after the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the Common Shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust's Common Shares, resulting in the acquisition of fewer Common

Shares than if the dividend or distribution had been paid in Common Shares issued by the Trust. All reinvestments are in full and fractional Common Shares and are carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the changes sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Common Shareholders of the Trust.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    Plan participants may withdraw at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company, P.O. Box 8200, Boston, MA 02266-8200. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

                              Van Kampen Funds Inc.
                              Attn: Closed-End Funds
                                2800 Post Oak Blvd.
                                 Houston, TX 77056

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN PENNSYLVANIA QUALITY
MUNICIPAL TRUST

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
THEODORE A. MYERS
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Trust during its taxable year ended October 31, 2003. The Trust designated 99.8% of the income distributions as a tax-exempt income distribution. The Trust designated and paid $1,255,342 as a long-term capital gain distribution. In January, the Trust provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

RESULTS OF
SHAREHOLDER VOTES

The Annual Meeting of Shareholders of the Trust was held on June 24, 2003, where shareholders voted on the election of trustees and the amendment to the Declaration of Trust.

With regard to the election of the following trustees by common shareholders of the Trust:

                                                                     # OF SHARES
                                                            -----------------------------
                                                            IN FAVOR            WITHHELD
-----------------------------------------------------------------------------------------
Jerry D. Choate...........................................  7,097,022             108,872
Linda Hutton Heagy........................................  7,098,006             107,888
R. Craig Kennedy..........................................  7,085,001             120,893
Wayne W. Whalen...........................................  6,949,519             256,375
Suzanne H. Woolsey........................................  7,079,788             126,106

The other trustees of the Trust whose terms did not expire in 2003 are David C. Arch, Rod Dammeyer, Howard J Kerr, Theodore A. Myers, Richard F. Powers, III, and Hugo F. Sonnenschein.

With regard to the vote for the amendment to the Declaration of Trust by the common shareholders of the Trust, 6,850,593 shares voted in favor of the proposal, 230,865 shares voted against and 124,436 abstained.

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees and the Trust's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Trust and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." The term "Fund Complex" includes each of the investment companies advised by the Advisers or their affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (58)            Trustee      Trustee     Chairman and Chief             90       Trustee/Director/Managing
Blistex Inc.                               since 1991  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Former
                                                       Director of the World
                                                       Presidents
                                                       Organization-Chicago
                                                       Chapter. Director of the
                                                       Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago.

J. Miles Branagan (71)        Trustee      Trustee     Private investor.              88       Trustee/Director/Managing
1632 Morning Mountain Road                 since 2003  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                      August 1996, Chairman,                  in the Fund Complex.
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (65)          Trustee      Trustee     Prior to January 1999,         88       Trustee/Director/Managing
33971 Selva Road                           since 2003  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

Rod Dammeyer (63)             Trustee      Trustee     President of CAC, llc., a      90       Trustee/Director/Managing
CAC, llc.                                  since 1991  private company offering                General Partner of funds
4350 LaJolla Village Drive                             capital investment and                  in the Fund Complex.
Suite 980                                              management advisory                     Director of TeleTech
San Diego, CA 92122-6223                               services. Prior to July                 Holdings Inc.,
                                                       2000, Managing Partner of               Stericycle, Inc.,
                                                       Equity Group Corporate                  TheraSense, Inc., GATX
                                                       Investment (EGI), a                     Corporation, Arris Group,
                                                       company that makes                      Inc. and Trustee of the
                                                       private investments in                  University of Chicago
                                                       other companies.                        Hospitals and Health
                                                                                               Systems. Prior to May
                                                                                               2002, Director of
                                                                                               Peregrine Systems Inc.
                                                                                               Prior to February 2001,
                                                                                               Vice Chairman and
                                                                                               Director of Anixter
                                                                                               International, Inc. and
                                                                                               IMC Global Inc. Prior to
                                                                                               July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM). Prior to April
                                                                                               1999, Director of Metal
                                                                                               Management, Inc.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (55)       Trustee      Trustee     Managing Partner of            88       Trustee/Director/Managing
Heidrick & Struggles                       since 2003  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (51)         Trustee      Trustee     Director and President of      88       Trustee/Director/Managing
11 DuPont Circle, N.W.                     since 2003  the German Marshall Fund                General Partner of funds
Washington, D.C. 20016                                 of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (68)            Trustee      Trustee     Prior to 1998, President       90       Trustee/Director/Managing
736 North Western Avenue                   since 1992  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Theodore A. Myers (73)        Trustee      Trustee     Financial consultant,          36       Director of Met Life
550 Washington Avenue                      since 1991  Trustee or Managing                     Investors (formerly knows
Glencoe, IL 60022                                      General Partner of other                as COVA Financial Life
                                                       funds in the Closed-End                 Insurance). Prior to
                                                       Fund Complex. Prior to                  1997, Director of McLouth
                                                       1998, Senior Financial                  Steel.
                                                       Advisor (and, prior to
                                                       1997, an Executive Vice
                                                       President, Chief
                                                       Financial Officer and
                                                       Director) of Qualitech
                                                       Steel Corporation, a
                                                       producer of high quality
                                                       engineered steels for
                                                       automotive,
                                                       transportation and
                                                       capital goods industries.
                                                       Prior to 1997, member of
                                                       the Arthur Andersen Chief
                                                       Financial Officers'
                                                       Advisory Committee.

Jack E. Nelson (67)           Trustee      Trustee     President of Nelson            88       Trustee/Director/Managing
423 Country Club Drive                     since 2003  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (63)     Trustee      Trustee     President Emeritus and         90       Trustee/Director/Managing
1126 E. 59th Street                        since 1994  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey (61)       Trustee      Trustee     Currently with Paladin         88       Trustee/Director/Managing
2101 Constitution Ave., N.W.               since 2003  Capital Group/Paladin                   General Partner of funds
Room 285                                               Homeland Security Fund.                 in the Fund Complex.
Washington, D.C. 20418                                 Previously Chief                        Director of Neurogen
                                                       Communications Officer of               Corporation, a
                                                       the National Academy of                 pharmaceutical company,
                                                       Sciences/National                       since January 1998.
                                                       Research Council, an
                                                       independent, federally
                                                       chartered policy
                                                       institution, since 2001
                                                       and Chief Operating
                                                       Officer from 1993 to
                                                       2001. Director of the
                                                       Institute for Defense
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, and
                                                       Trustee of Colorado
                                                       College. Prior to 1993,
                                                       Executive Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

INTERESTED TRUSTEES*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (50)       Trustee,     Trustee     President and Chief            88       Trustee/Director/Managing
1221 Avenue of the Americas   President    since 2002  Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief                funds in the Fund                       in the Fund Complex.
                              Executive                Complex. Chairman,
                              Officer                  President, Chief
                                                       Executive Officer and
                                                       Director of the Advisers
                                                       and VK Advisors Inc.
                                                       since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (57)  Trustee      Trustee     Advisory Director of           90       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (64)         Trustee      Trustee     Partner in the law firm        90       Trustee/Director/Managing
333 West Wacker Drive                      since 1991  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom                          in the Fund Complex.
                                                       (Illinois), legal counsel
                                                       to funds in the Fund
                                                       Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Advisers by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     TRUST             SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (63)          Vice President           Officer     Managing Director of Global Research Investment Management.
2800 Post Oak Blvd.                                    since 1998  Vice President of funds in the Fund Complex. Prior to
45th Floor                                                         December 2002, Chief Investment Officer of Van Kampen
Houston, TX 77056                                                  Investments and President and Chief Operations Officer of
                                                                   the Advisers and Van Kampen Advisors Inc. Prior to May 2002,
                                                                   Executive Vice President and Chief Investment Officer of
                                                                   funds in the Fund Complex. Prior to May 2001, Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, and Managing Director and President of the
                                                                   Advisers and Van Kampen Advisors Inc. Prior to December
                                                                   2000, Executive Vice President and Chief Investment Officer
                                                                   of Van Kampen Investments, and President and Chief Operating
                                                                   Officer of the Advisers. Prior to April 2000, Executive Vice
                                                                   President and Chief Investment Officer for Equity
                                                                   Investments of the Advisers. Prior to October 1998, Vice
                                                                   President and Senior Portfolio Manager with AIM Capital
                                                                   Management, Inc. Prior to February 1998, Senior Vice
                                                                   President and Portfolio Manager of Van Kampen American
                                                                   Capital Asset Management, Inc., Van Kampen American Capital
                                                                   Investment Advisory Corp. and Van Kampen American Capital
                                                                   Management, Inc.

Stefanie V. Chang (37)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas                            since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Joseph J. McAlinden (60)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020            Investment Officer                   Management Inc. and Morgan Stanley Investments LP and
                                                                   Director of Morgan Stanley Trust for over 5 years. Executive
                                                                   Vice President and Chief Investment Officer of funds in the
                                                                   Fund Complex. Managing Director and Chief Investment Officer
                                                                   of Van Kampen Investments, the Advisers and Van Kampen
                                                                   Advisors Inc. since December 2002.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     TRUST             SERVED    DURING PAST 5 YEARS

John R. Reynoldson (50)       Vice President           Officer     Executive Director and Portfolio Specialist of the Advisers
1 Parkview Plaza                                       since 2000  and Van Kampen Advisors Inc. Vice President of funds in the
P.O. Box 5555                                                      Fund Complex. Prior to July 2001, Principal and Co-head of
Oakbrook Terrace, IL 60181                                         the Fixed Income Department of the Advisers and Van Kampen
                                                                   Advisors Inc. Prior to December 2000, Senior Vice President
                                                                   of the Advisers and Van Kampen Advisors Inc. Prior to May
                                                                   2000, Senior Vice President of the investment grade taxable group for the Advisers. Prior to June 1999, Senior Vice
                                                                   President of the government securities bond group for Asset
                                                                   Management.

Ronald E. Robison (64)        Executive Vice           Officer     Chief Executive Officer and Chairman of Investor Services.
1221 Avenue of the Americas   President and Principal  since 2003  Executive Vice President and Principal Executive Officer of
New York, NY 10020            Executive Officer                    funds in the Fund Complex. Chief Global Operations Officer and Managing Director of Morgan Stanley Investment
                                                                   Management Inc. Managing Director of Morgan Stanley.
                                                                   Managing Director and Director of Morgan Stanley Investment
                                                                   Advisors Inc. and Morgan Stanley Services Company Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust. Vice
                                                                   President of the Morgan Stanley Funds.

A. Thomas Smith III (46)      Vice President and       Officer     Managing Director of Morgan Stanley, Managing Director and
1221 Avenue of the Americas   Secretary                since 1999  Director of Van Kampen Investments, Director of the
New York, NY 10020                                                 Advisers, Van Kampen Advisors Inc., the Distributor,
                                                                   Investor Services and certain other subsidiaries of Van
                                                                   Kampen Investments. Managing Director and General
                                                                   Counsel-Mutual Funds of Morgan Stanley Investment Advisors,
                                                                   Inc. Vice President and Secretary of funds in the Fund
                                                                   Complex. Prior to July 2001, Managing Director, General
                                                                   Counsel, Secretary and Director of Van Kampen Investments,
                                                                   the Advisers, the Distributor, Investor Services, and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior to December 2000, Executive Vice President, General Counsel,
                                                                   Secretary and Director of Van Kampen Investments, the
                                                                   Advisers, Van Kampen Advisors Inc., the Distributor,
                                                                   Investor Services and certain other subsidiaries of Van
                                                                   Kampen Investments. Prior to January 1999, Vice President
                                                                   and Associate General Counsel to New York Life Insurance
                                                                   Company ("New York Life"), and prior to March 1997,
                                                                   Associate General Counsel of New York Life. Prior to
                                                                   December 1993, Assistant General Counsel of The Dreyfus
                                                                   Corporation. Prior to August 1991, Senior Associate, Willkie
                                                                   Farr & Gallagher. Prior to January 1989, Staff Attorney at
                                                                   the Securities and Exchange Commission, Division of
                                                                   Investment Management, Office of Chief Counsel.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     TRUST             SERVED    DURING PAST 5 YEARS

John L. Sullivan (48)         Vice President, Chief    Officer     Director and Managing Director of Van Kampen Investments,
1 Parkview Plaza              Financial Officer and    since 1996  the Advisers, Van Kampen Advisors Inc. and certain other
P.O. Box 5555                 Treasurer                            subsidiaries of Van Kampen Investments. Vice President,
Oakbrook Terrace, IL 60181                                         Chief Financial Officer and Treasurer of funds in the Fund
                                                                   Complex. Head of Fund Accounting for Morgan Stanley
                                                                   Investment Management. Prior to December 2002, Executive
                                                                   Director of Van Kampen Investments, the Advisers and Van
                                                                   Kampen Advisors Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 VPQ ANR 12/03            Member
                                                 NASD/SIPC.
                                                               12551L03-AS-12/03

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c)      Not applicable

(d)      Not applicable

(e)      Not applicable.

(f)
         (1)      The Trust's Code of Ethics is attached hereto as Exhibit 10A.
         (2)      Not applicable.
         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has four "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: J. Miles Branagan, Jerry Choate, R. Craig Kennedy and Theodore A. Myers. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

Applicable only for reports covering fiscal years ending on or after December 15, 2003.

Item 5.  Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Trust invests in exclusively non-voting securities and therefore this item is not applicable to the Trust.

Item 8.  [Reserved.]

Item 9. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Pennsylvania Quality Municipal

Trust



By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: December 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: December 18, 2003

By: /s/ John L. Sullivan
    --------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: December 18, 2003